Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Tax reconciliation not required	true
Statutory income tax rate	21.00%	21.00%
Valuation allowance	$ 386,147	$ 317,443
Deferred Tax Assets, Operating Loss Carryforwards	386,147	317,443
Increase in valuation allowance	68,704
Income taxes paid net	$ 271,991	105,339
Domestic Tax Jurisdiction [Member]
Income Taxes [Line Items]
Statutory income tax rate	21.00%
UNITED STATES
Income Taxes [Line Items]
Operating loss carryforwards	$ 1,318,798
Operating loss carryforwards limitations on use	The NOL would be carried forward indefinitely, if unutilized.
Valuation allowance	$ 276,948
Deferred Tax Assets, Operating Loss Carryforwards	$ 276,948	196,022
MALAYSIA
Income Taxes [Line Items]
Statutory income tax rate	24.00%
Cumulative Translation Adjustment, Net of Tax, Period Increase	$ 27,719
Deferred Tax Assets, Operating Loss Carryforwards	$ 95,557	$ 111,704
Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Statutory income tax rate	8.25%
Labuan [Member]
Income Taxes [Line Items]
Statutory income tax rate	24.00%